GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2013
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 11:-	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information:

1.	Revenues:

	Year ended December 31,
	2011	2012	2013

Product sales

Far East	$1,060	$1,534	$2,362
Europe	10,370	9,146	4,934
North and South America	1,635	2,442	4,407
Africa and Middle East	984	2,181	825

	14,049	15,303	12,528
Service revenues

Far East	3,109	3,482	3,220
Europe	10,111	10,790	11,632
North and South America	1,247	1,595	1,131
Africa and Middle East	157	160	546

	14,624	16,027	16,529

Total revenues	$28,673	$31,330	$29,057

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2011	2012	2013

UK	$4,009	$4,192	$4,297
Israel	2,135	2,135	2,017
Other	194	171	114

Total Long-lived assets:	$6,338	$6,498	$6,428

c.	Major customers' data:

In 2011, 2012 the Company had no customer who accounted for more than 10% of the total revenues. During 2013 one customer accounted for 10.2% of the total revenues.